SHAREHOLDERS' EQUITY (DEFICIENCY) (Details 2) (USD $)	12 Months Ended
Dec. 31, 2013
Granted1 to Underwriters on May 28, 2013 [Member]
Number of options	52,083
Exercise price	$ 12
Expiration date	May 28, 2015
Granted2 to Underwriters on May 28, 2013 [Member]
Number of options	52,083
Exercise price	$ 16
Expiration date	Nov. 28, 2015
Granted3 to Underwriters on May 28, 2013 [Member]
Number of options	52,084
Exercise price	$ 20
Expiration date	May 28, 2016
Granted3 to Underwriters [Member]
Number of options	156,250